Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships with the Company

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the six months ended June 30, 2026 and 2025, or recorded balances as of June 30, 2026 and December 31, 2025.

Name	Relationship with the Company
Mr. Bing Zhang	Chairman of the Company’s board of directors
Happy Starlight Limited	Entity controlled by Mr. Bing Zhang

As of June 30, 2026 and December 31, 2025, the balances with related party were as follows:

	As of June 30, 2026	As of December 31, 2025
Loans payable due to related parties
Mr. Bing Zhang	$1,800	$1,800
Happy Starlight Limited	950	950
	2,750	2,750
Other payable
Other	3	3
	$2,753	$2,753